UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09165

Kelmoore Strategic Trust

(Exact name of registrant as specified in charter)

2465 East Bayshore Road, Suite 300

Palo Alto, CA 94303

(Address of principal executive offices) (Zip code)

Ralph M. Kelmon, President

Kelmoore Strategic Trust

2465 East Bayshore Road, Suite 300

Palo Alto, CA 94303

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 486-3717

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KELMOORE STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	March 31, 2008

Shares		Value (Note 1)
COMMON STOCKS — 99.4%
	Consumer Discretionary — 9.0%
25,000	DISH Network Corp., Class A+	$718,250
27,500	General Motors Corp.	523,875
2,500	Idearc, Inc.+	9,100
20,000	MGM Mirage+	1,175,400
15,000	Sears Holdings Corp.+	1,531,350
50,000	Time Warner, Inc.	701,000

		4,658,975

	Energy — 4.4%
30,000	ConocoPhillips	2,286,300

	Financials—19.2%
40,000	American Express Co.	1,748,800
30,000	American International Group, Inc.	1,297,500
30,000	Bear Stearns Cos., Inc. (The)	314,700
100,000	Citigroup, Inc.	2,142,000
50,000	JPMorgan Chase & Co.	2,147,500
40,000	Merrill Lynch & Co., Inc.	1,629,600
10,000	NYSE Euronext	617,100

		9,897,200

	Health Care — 16.7%
50,000	Amgen, Inc.+	2,089,000
40,000	Eli Lilly & Co.	2,063,600
54,600	Genentech, Inc.+	4,432,428

		8,585,028

	Industrials — 14.1%
20,000	3M Co.	1,583,000
20,000	Boeing Co.	1,487,400
30,000	Honeywell International, Inc.	1,692,600
17,500	Tyco International, Ltd.	770,875
25,000	United Technologies Corp.	1,720,500

		7,254,375

	Information Technology — 28.5%
10,000	Apple, Inc.+	1,435,000
50,000	Cisco Systems, Inc.+	1,204,500
60,000	eBay, Inc.+	1,790,400
5,000	EchoStar Corp., Class A+	147,700
3,000	Google, Inc., Class A+	1,321,410
30,000	Hewlett-Packard Co.	1,369,800
100,000	Intel Corp.	2,118,000
100,000	Marvell Technology Group, Ltd.+	1,088,000
100,000	Oracle Corp.+	1,956,000
15,000	Research In Motion, Ltd.+	1,683,450
17,500	Tyco Electronics, Ltd.	600,600

		14,714,860

	Materials — 3.5%
50,000	Alcoa, Inc.	1,803,000

	Telecommunication Services — 4.0%
35,000	AT&T, Inc.	1,340,500
20,000	Verizon Communications, Inc.	729,000

		2,069,500

	TOTAL COMMON STOCKS
	(Cost $70,383,367)	51,269,238

	TOTAL INVESTMENTS — 99.4%
	(Cost $70,383,367)	51,269,238

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
CALL OPTIONS WRITTEN — (1.1)%++
	Consumer Discretionary — (0.1)%
25,000	DISH Network Corp., Class A	04/19/08	$30.00	(12,500)
27,500	General Motors Corp.	05/17/08	25.00	(13,475)
20,000	MGM Mirage	04/19/08	70.00	(2,500)
15,000	Sears Holdings Corp.	04/19/08	120.00	(3,000)
50,000	Time Warner, Inc.	04/19/08	17.00	(2,500)

				(33,975)

	Energy — (0.1)%
30,000	ConocoPhillips	04/19/08	80.00	(25,800)

	Financials — (0.1)%
40,000	American Express Co.	04/19/08	50.00	(6,000)

See Notes to Portfolio of Investments.

KELMOORE STRATEGY FUND PORTFOLIO OF INVESTMENTS (Unaudited) – (Continued)	March 31, 2008

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
30,000	American International Group, Inc.	04/19/08	$50.00	$(4,200)
100,000	Citigroup, Inc.	04/19/08	25.00	(22,000)
50,000	JPMorgan Chase & Co.	04/19/08	50.00	(6,000)
40,000	Merrill Lynch & Co., Inc.	04/19/08	55.00	(6,000)
10,000	NYSE Euronext	04/19/08	70.00	(2,400)

				(46,600)

	Health Care — (0.1)%
50,000	Amgen, Inc.	04/19/08	45.00	(15,000)
40,000	Eli Lilly & Co.	04/19/08	55.00	(7,200)
54,600	Genentech, Inc.	04/19/08	85.00	(30,030)

				(52,230)

	Industrials — (0.1)%
20,000	3M Co.	05/17/08	85.00	(18,000)
20,000	Boeing Co.	04/19/08	80.00	(3,000)
30,000	Honeywell International, Inc.	05/17/08	60.00	(33,000)
17,500	Tyco International, Ltd.	04/19/08	45.00	(12,250)

				(66,250)

	Information Technology — (0.6)%
10,000	Apple, Inc.	04/19/08	155.00	(15,400)
50,000	Cisco Systems, Inc.	04/19/08	26.00	(7,500)
60,000	eBay, Inc.	04/19/08	32.50	(28,200)
5,000	EchoStar Corp., Class A.	05/17/08	35.00	(2,625)
3,000	Google, Inc., Class A.	04/19/08	500.00	(6,300)
30,000	Hewlett-Packard Co.	04/19/08	50.00	(6,000)
100,000	Intel Corp.	04/19/08	22.50	(35,000)
100,000	Marvell Technology Group, Ltd.	05/17/08	12.50	(35,000)
100,000	Oracle Corp.	05/17/08	22.00	(15,000)
15,000	Research In Motion, Ltd.	04/19/08	110.00	(141,000)
17,500	Tyco Electronics, Ltd.	04/19/08	40.00	(875)

				(292,900)

	Materials — 0.0%
50,000	Alcoa, Inc.	04/19/08	40.00	(21,000)

	Telecommunication Services — 0.0%
35,000	AT&T, Inc.	04/19/08	42.50	(1,750)
20,000	Verizon Communications, Inc.	05/17/08	40.00	(7,000)

				(8,750)

	TOTAL CALL OPTIONS WRITTEN
	(Premiums Received $(865,177))			(547,505)

CASH AND OTHER ASSETS, LESS LIABILITIES — 1.7%				867,887

NET ASSETS — 100.0%				$51,589,620

Portfolio Sector Weighting (as a percent of market value)
Information Technology	28.4%
Financials	19.4%
Health Care	16.8%
Industrials	14.2%
Consumer Discretionary	9.1%
Energy	4.5%
Telecommunication Services	4.1%
Materials	3.5%

+	Non-income producing security.

++	All of the written call options have common stocks pledged as collateral.

See Notes to Portfolio of Investments.

KELMOORE STRATEGY EAGLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	March 31, 2008

		Value
Shares		(Note 1)
COMMON STOCKS — 97.1%
	Consumer Discretionary — 8.5%
7,000	Amazon.com, Inc.+	$499,100
6,000	Apollo Group, Inc., Class A+	259,200
10,000	Bed Bath & Beyond, Inc.+	295,000
6,400	Garmin, Ltd.	345,664
5,000	Sears Holdings Corp.+	510,450
350,900	Sirius Satellite Radio, Inc.+	1,003,574
14,000	Staples, Inc.	309,540
15,000	Starbucks Corp.+	262,500
4,000	Wynn Resorts, Ltd.+	402,560

		3,887,588

	Consumer Staples — 1.1%
7,700	Costco Wholesale Corp.	500,269

	Health Care — 9.9%
10,500	Amgen, Inc.+	438,690
8,000	Biogen Idec, Inc.+	493,520
15,000	Celgene Corp.+	919,350
6,000	Express Scripts, Inc.+	385,920
7,000	Genzyme Corp.+	521,780
11,000	Gilead Sciences, Inc.+	566,830
5,500	Hologic, Inc.+	305,800
1,300	Intuitive Surgical, Inc.+	421,655
10,500	Teva Pharmaceutical Industries, Ltd. ADR	484,995

		4,538,540

	Industrials — 2.5%
6,000	C.H. Robinson Worldwide, Inc.	326,400
7,600	Expeditors International Washington, Inc.	343,368
11,000	PACCAR, Inc.	495,000

		1,164,768

	Information Technology — 74.4%
50,000	Adobe Systems, Inc.+	1,779,500
90,000	Akamai Technologies, Inc.+	2,534,400
17,000	Altera Corp.	313,310
20,000	Apple, Inc.+	2,870,000
20,000	Applied Materials, Inc.	390,200
9,000	Autodesk, Inc.+	283,320
25,000	Broadcom Corp., Class A+	481,750
50,000	Cisco Systems, Inc.+	1,204,500
10,000	Citrix Systems, Inc.+	293,300
11,000	Cognizant Technology Solutions
	Corp., Class A+	317,130
20,000	Dell, Inc.+	398,400
18,500	eBay, Inc.+	552,040
8,000	Electronic Arts, Inc.+	399,360
6,400	Fiserv, Inc.+	307,776
5,000	Google, Inc., Class A+	2,202,350
75,000	Intel Corp.	1,588,500
13,000	Intuit, Inc.+	351,130
12,000	Juniper Networks, Inc.+	300,000
25,000	KLA-Tencor Corp.	927,500
12,500	Linear Technology Corp.	383,625
50,000	Microsoft Corp.	1,419,000
75,000	NetApp, Inc.+	1,503,750
50,000	NVIDIA Corp.+	989,500
100,000	Oracle Corp.+	1,956,000
11,000	Paychex, Inc.	376,860
75,000	QUALCOMM, Inc.	3,075,000
15,000	Research In Motion, Ltd.+	1,683,450
125,000	Sun Microsystems, Inc.+	1,941,250
150,000	Symantec Corp.+	2,493,000
12,000	Xilinx, Inc.	285,000
15,000	Yahoo!, Inc.+	433,950

		34,034,851

	Telecommunication Services — 0.7%
3,500	Millicom International Cellular SA+	330,925

	TOTAL COMMON STOCKS
	(Cost $51,391,230)	44,456,941

EXCHANGE-TRADED FUNDS — 4.8%
50,000	PowerShares QQQ	2,186,000

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,101,500)	2,186,000

	TOTAL INVESTMENTS — 101.9%
	(Cost $53,492,730)	46,642,941

See Notes to Portfolio of Investments.

KELMOORE STRATEGY EAGLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) – (Continued)	March 31, 2008

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
CALL OPTIONS WRITTEN — (1.7)%++
	Consumer Discretionary — (0.2)%
7,000	Amazon.com, Inc.	04/19/08	$80.00	$(4,200)
6,000	Apollo Group, Inc., Class A.	04/19/08	70.00	(300)
10,000	Bed Bath & Beyond, Inc.	04/19/08	32.50	(4,500)
6,400	Garmin, Ltd.	04/19/08	70.00	(640)
5,000	Sears Holdings Corp.	04/19/08	110.00	(6,000)
350,000	Sirius Satellite Radio, Inc.	04/19/08	3.00	(52,500)
14,000	Staples, Inc.	04/19/08	22.50	(9,800)
15,000	Starbucks Corp.	04/19/08	19.00	(1,950)
4,000	Wynn Resorts, Ltd.	04/19/08	115.00	(3,360)

				(83,250)

	Consumer Staples — 0.0%
7,700	Costco Wholesale Corp.	04/19/08	65.00	(14,630)
	Health Care — (0.3)%
10,500	Amgen, Inc.	04/19/08	45.00	(3,150)
8,000	Biogen Idec, Inc.	04/19/08	65.00	(9,120)
15,000	Celgene Corp.	04/19/08	60.00	(48,000)
6,000	Express Scripts, Inc.	04/19/08	65.00	(12,000)
7,000	Genzyme Corp.	04/19/08	75.00	(12,600)
11,000	Gilead Sciences, Inc.	04/19/08	47.50	(45,100)
5,500	Hologic, Inc.	04/19/08	60.00	(2,750)
1,300	Intuitive Surgical, Inc.	04/19/08	360.00	(12,623)
10,500	Teva Pharmaceutical Industries, Ltd. ADR	04/19/08	50.00	(1,050)

				(146,393)

	Industrials — 0.0%
6,000	C.H. Robinson Worldwide, Inc.	04/19/08	60.00	(1,200)
7,600	Expeditors International Washington, Inc.	04/19/08	45.00	(11,400)
11,000	PACCAR, Inc.	04/19/08	50.00	(4,125)

				(16,725)

	Information Technology — (1.2)%
50,000	Adobe Systems, Inc.	04/19/08	35.00	(75,000)
90,000	Akamai Technologies, Inc.	04/19/08	35.00	(9,000)
17,000	Altera Corp.	04/19/08	17.50	(23,375)
20,000	Apple, Inc.	04/19/08	150.00	(54,200)
20,000	Applied Materials, Inc.	04/19/08	22.50	(1,000)
9,000	Autodesk, Inc.	04/19/08	35.00	(1,800)
25,000	Broadcom Corp., Class A.	05/17/08	27.50	(1,875)
50,000	Cisco Systems, Inc.	04/19/08	27.50	(2,500)
10,000	Citrix Systems, Inc.	04/19/08	35.00	(1,500)
11,000	Cognizant Technology Solutions Corp., Class A.	04/19/08	32.50	(2,475)
20,000	Dell, Inc.	04/19/08	21.00	(5,600)
18,500	eBay, Inc.	04/19/08	30.00	(24,420)
8,000	Electronic Arts, Inc.	04/19/08	55.00	(2,400)
6,400	Fiserv, Inc.	04/19/08	50.00	(3,200)
5,000	Google, Inc., Class A.	04/19/08	500.00	(10,500)
75,000	Intel Corp.	04/19/08	24.00	(6,750)
13,000	Intuit, Inc.	04/19/08	27.50	(8,450)
12,000	Juniper Networks, Inc.	04/19/08	26.00	(9,000)
25,000	KLA-Tencor Corp.	04/19/08	40.00	(8,250)
12,500	Linear Technology Corp.	04/19/08	32.50	(6,250)
50,000	Microsoft Corp.	04/19/08	31.00	(4,500)
75,000	NetApp, Inc.	04/19/08	25.00	(9,375)
50,000	NVIDIA Corp.	04/19/08	20.00	(52,500)

See Notes to Portfolio of Investments.

KELMOORE STRATEGY EAGLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) – (Continued)	March 31, 2008

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
100,000	Oracle Corp.	04/19/08	$21.00	$(10,000)
11,000	Paychex, Inc.	04/19/08	32.50	(21,450)
75,000	QUALCOMM, Inc.	04/19/08	42.50	(44,250)
15,000	Research In Motion, Ltd.	04/19/08	135.00	(21,000)
125,000	Sun Microsystems, Inc.	04/19/08	16.00	(46,250)
150,000	Symantec Corp.	04/19/08	17.50	(45,000)
12,000	Xilinx, Inc.	04/19/08	25.00	(3,600)
15,000	Yahoo!, Inc.	04/19/08	30.00	(14,250)

				(529,720)

	Telecommunication Services — 0.0%
3,500	Millicom International Cellular SA	04/19/08	110.00	(2,450)

	TOTAL CALL OPTIONS WRITTEN
	(Premiums Received $(905,994))			(793,168)

CASH AND OTHER ASSETS, LESS
LIABILITIES — (0.2)%	$(101,340)

NET ASSETS — 100.0%	$45,748,433

Portfolio Sector Weighting (as a percent of market value)
Information Technology	73.1%
Health Care	9.6%
Consumer Discretionary	8.3%
Exchange-Traded Funds	4.8%
Industrials	2.5%
Consumer Staples	1.0%
Telecommunication Services	0.7%

+	Non-income producing security.

++	All of the written call options have common stocks pledged as collateral.

ADR	– American Depository Receipt

See Notes to Portfolio of Investments.

KELMOORE STRATEGY LIBERTY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	March 31, 2008

Shares		Value (Note 1)
COMMON STOCKS — 93.9%
	Consumer Discretionary — 10.4%
30,000	Home Depot, Inc.	$839,100
500	Idearc, Inc.+	1,820
1,800	McDonald’s Corp.	100,386
10,000	Sears Holdings Corp.+	1,020,900
1,900	Target Corp.	96,292
50,000	Time Warner, Inc.	701,000
3,200	Walt Disney Co. (The)	100,416

		2,859,914

	Consumer Staples — 5.0%
1,300	Altria Group, Inc.	28,860
2,000	Anheuser-Busch Cos., Inc.	94,900
1,600	Coca-Cola Co. (The)	97,392
1,300	Colgate-Palmolive Co.	101,283
2,400	CVS Caremark Corp.	97,224
1,400	PepsiCo, Inc.	101,080
1,300	Philip Morris International, Inc.+	65,754
10,000	Procter & Gamble Co.	700,700
1,900	Wal-Mart Stores, Inc.	100,092

		1,387,285

	Energy — 12.2%
8,000	Chevron Corp.	682,880
10,000	ConocoPhillips	762,100
1,100	Exxon Mobil Corp.	93,038
20,000	Halliburton Co.	786,600
12,000	Schlumberger, Ltd.	1,044,000

		3,368,618

	Financials — 24.4%
10,000	American Express Co.	437,200
25,000	American International Group, Inc.	1,081,250
25,000	Bank of America Corp.	947,750
40,000	Citigroup, Inc.	856,800
5,000	Discover Financial Services	81,850
5,000	Goldman Sachs Group, Inc. (The)	826,950
20,000	Lehman Brothers Holdings, Inc.	752,800
20,000	Merrill Lynch & Co., Inc.	814,800
20,000	Morgan Stanley	914,000

		6,713,400

	Health Care — 8.9%
1,800	Abbott Laboratories	$99,270
20,000	Amgen, Inc.+	835,600
1,500	Johnson & Johnson	97,305
2,000	Medtronic, Inc.	96,740
10,000	Merck & Co., Inc.	379,500
5,000	Pfizer, Inc.	104,650
20,000	Wyeth	835,200

		2,448,265

	Industrials — 9.9%
10,000	Boeing Co.	743,700
1,300	Caterpillar, Inc.	101,777
1,100	FedEx Corp.	101,937
1,200	General Dynamics Corp.	100,044
15,000	General Electric Co.	555,150
8,750	Tyco International, Ltd.	385,438
10,000	United Parcel Service, Inc., Class B	730,200

		2,718,246

	Information Technology — 12.0%
40,000	Cisco Systems, Inc.+	963,600
10,000	Hewlett-Packard Co.	456,600
25,000	Intel Corp.	529,500
900	International Business Machines Corp.	103,626
30,000	Microsoft Corp.	851,400
11,350	Tyco Electronics, Ltd.	389,532

		3,294,258

	Materials — 7.3%
30,000	Alcoa, Inc.	1,081,800
25,000	Dow Chemical Co.	921,250

		2,003,050

	Telecommunication Services — 3.5%
25,000	AT&T, Inc.	957,500

	Utilities — 0.3%
1,200	Exelon Corp.	97,524

	TOTAL COMMON STOCKS
	(Cost $33,777,303)	25,848,060

See Notes to Portfolio of Investments.

KELMOORE STRATEGY LIBERTY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) – (Continued)	March 31, 2008

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS — 4.0%
10,000	PowerShares QQQ	$437,200

5,000	SPDR Trust Series 1	658,500

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost 1,267,200)	1,095,700

	TOTAL INVESTMENTS — 97.9%
	(Cost $35,044,503)	26,943,760

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
CALL OPTIONS WRITTEN — (1.3)%++
	Consumer Discretionary — (0.1)%
30,000	Home Depot, Inc.	05/17/08	$30.00	(22,200)
1,800	McDonald’s Corp.	04/19/08	57.50	(1,080)
10,000	Sears Holdings Corp.	04/19/08	120.00	(2,000)
1,900	Target Corp.	04/19/08	55.00	(874)
50,000	Time Warner, Inc.	05/17/08	16.00	(7,500)
3,200	Walt Disney Co. (The)	05/17/08	32.50	(2,880)

				(36,534)

	Consumer Staples — (0.1)%
1,300	Altria Group, Inc.	04/19/08	75.00	(1,339)
2,000	Anheuser-Busch Cos., Inc.	05/17/08	50.00	(1,200)
1,600	Coca-Cola Co. (The)	04/19/08	62.50	(880)
1,300	Colgate-Palmolive Co.	05/17/08	80.00	(1,300)
2,400	CVS Caremark Corp.	05/17/08	42.50	(2,280)
1,400	PepsiCo, Inc.	05/17/08	72.50	(2,660)
10,000	Procter & Gamble Co.	04/19/08	70.00	(10,500)
1,900	Wal-Mart Stores, Inc.	05/17/08	55.00	(1,995)

				(22,154)

	Energy — (0.5)%
8,000	Chevron Corp.	05/17/08	$90.00	$(11,600)
10,000	ConocoPhillips	04/19/08	80.00	(8,600)
1,100	Exxon Mobil Corp.	04/19/08	90.00	(550)
20,000	Halliburton Co.	04/19/08	35.00	(90,000)
12,000	Schlumberger, Ltd.	04/19/08	90.00	(24,000)

				(134,750)

	Financials — (0.1)%
10,000	American Express Co.	04/19/08	50.00	(1,500)
25,000	American International Group, Inc.	04/19/08	50.00	(3,500)
25,000	Bank of America Corp.	04/19/08	42.50	(6,000)
40,000	Citigroup, Inc.	04/19/08	25.00	(8,800)
5,000	Goldman Sachs Group, Inc. (The)	04/19/08	220.00	(500)
20,000	Lehman Brothers Holdings, Inc.	04/19/08	55.00	(2,200)
20,000	Merrill Lynch & Co., Inc.	04/19/08	65.00	(200)
20,000	Morgan Stanley	04/19/08	50.00	(14,000)

				(36,700)

	Health Care — (0.1)%
1,800	Abbott Laboratories	04/19/08	55.00	(2,520)
20,000	Amgen, Inc.	04/19/08	45.00	(6,000)
1,500	Johnson & Johnson	04/19/08	65.00	(1,500)
2,000	Medtronic, Inc.	05/17/08	50.00	(1,600)
10,000	Merck & Co., Inc.	05/17/08	50.00	(1,000)
5,000	Pfizer, Inc.	05/17/08	20.00	(6,000)
20,000	Wyeth	04/19/08	50.00	(1,000)

				(19,620)

	Industrials — (0.1)%
10,000	Boeing Co.	04/19/08	80.00	(1,500)
1,300	Caterpillar, Inc.	04/19/08	80.00	(2,275)
1,100	FedEx Corp.	04/19/08	95.00	(1,540)

See Notes to Portfolio of Investments.

KELMOORE STRATEGY LIBERTY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) – (Continued)	March 31, 2008

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
1,200	General Dynamics Corp.	04/19/08	$85.00	$(1,260)
15,000	General Electric Co.	04/19/08	37.00	(14,250)
8,700	Tyco International, Ltd.	04/19/08	45.00	(6,090)
10,000	United Parcel Service, Inc., Class B	04/19/08	75.00	(5,500)

				(32,415)

	Information Technology — (0.1)%
40,000	Cisco Systems, Inc.	04/19/08	26.00	(6,000)
10,000	Hewlett-Packard Co.	04/19/08	50.00	(2,000)
25,000	Intel Corp.	04/19/08	30.00	(1,250)
900	International Business Machines Corp.	04/19/08	120.00	(1,179)
30,000	Microsoft Corp.	04/19/08	31.00	(2,700)
11,300	Tyco Electronics, Ltd.	04/19/08	40.00	(565)

				(13,694)

	Materials — (0.1)%
30,000	Alcoa, Inc.	04/19/08	40.00	(12,600)
25,000	Dow Chemical Co.	05/17/08	40.00	(15,000)

				(27,600)

	Telecommunication Services — (0.1)%
25,000	AT&T, Inc.	05/17/08	40.00	(19,250)

	Utilities — 0.0%
1,200	Exelon Corp.	04/19/08	$85.00	$(840)

	TOTAL CALL OPTIONS WRITTEN
	(Premiums Received $(508,995))			(343,557)

CASH AND OTHER ASSETS, LESS
LIABILITIES — 3.4%				926,313

NET ASSETS — 100.0%				$27,526,516

Portfolio Sector Weighting (as a percent of market value)
Financials	25.1%
Information Technology	12.4%
Energy	12.2%
Consumer Discretionary	10.6%
Industrials	10.1%
Health Care	9.1%
Materials	7.4%
Consumer Staples	5.1%
Exchange-Traded Funds	4.1%
Telecommunication Services	3.5%
Utilities	0.4%

+	Non-income producing security.

++	All of the written call options have common stocks pledged as collateral.

See Notes to Portfolio of Investments.

KELMOORE STRATEGIC TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)	March 31, 2008

Note 1 — Valuation Policies

A. Security Valuation. The Funds’ securities are valued based on readily available market quotes or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Valuation Committee under procedures approved by the Board. Since the Funds generally purchase highly liquid equity securities on major exchanges, it is unlikely that the Funds will be required to use fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale or closing price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally: (1) on a U.S. exchange are valued at the mean between the closing bid and asked prices; and (2) on a foreign exchange are valued at the most recent closing price. Equity securities that are traded in the over-the-counter market only, but are not included in the NASDAQ, are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost. Valuations may be obtained from independent pricing services approved by the Board.

B. Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of March 31, 2008 is as follows:

	Strategy Fund	Eagle Fund	Liberty Fund
Level 1 - Quoted Prices	$51,259,863	$46,641,641	$26,939,606
Level 2 - Other Significant Observable Inputs	(538,130)	(791,868)	(339,403)
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$50,721,733	$45,849,773	$26,600,203

KELMOORE STRATEGIC TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) - (Continued)	March 31, 2008

C. Option Valuation. Exchange traded options are valued at the last sale price or closing price on the Chicago Board Options Exchange (“CBOE”). If there is no sale or closing price available from the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or a loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund’s ability to write options or enter closing transactions. As the options written by the Funds are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Note 2 — Tax Disclosure

The aggregate gross unrealized appreciation and depreciation at March 31, 2008 for the Funds is as follows:

	Cost	Depreciated Securities	Appreciated Securities	Net Unrealized Depreciation
Strategy Fund	$70,383,367	$(19,214,825)	$100,696	$(19,114,129)
Eagle Fund	53,492,730	(8,311,259)	1,461,470	(6,849,789)
Liberty Fund	35,044,503	(8,153,849)	53,106	(8,100,743)

No provision for federal income taxes is required since the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders all of their taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

KELMOORE STRATEGIC TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) – (Continued)	March 31, 2008

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis balances have not been determined as of March 31, 2008.

At December 31, 2007, the following Fund had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2009	2010	2012	2014	Total
Strategy Fund	$59,075,578	$62,519,008	$19,872,287	$1,562,216	$143,029,089

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kelmoore Strategic Trust

By (Signature and Title) *	/s/ Ralph M. Kelmon
Ralph M. Kelmon, President & Chief Executive Officer (principal executive officer)

Date	May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Ralph M. Kelmon
Ralph M. Kelmon, President & Chief Executive Officer (principal executive officer)

Date	May 15, 2008

By (Signature and Title) *	/s/ Tamara Wendoll
Tamara Wendoll, Treasurer (principal financial officer)

Date	May 15, 2008

*	Print the name and title of each signing officer under his or her signature.